RELATED PARTIES TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Management fees
	Three Months ended		Nine Months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	$	$	$	$

Management Fees	62,968	30,000	164,478	90,000
Stock-based Compensation	-	-	30,000	-

	62,968	30,000	164,478	60,000